CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS	12 Months Ended
Dec. 31, 2021 USD ($) $ / shares shares
Loss from operations	$ (65,847,000)
Other (expense) income
Unrealized change in fair value of warrants	795,000
Total other (loss) income, net	10,210,000
Loss before taxes	(55,637,000)
Provision for income taxes	0
Net (loss) income	$ (55,637,000)
Weighted average shares of common stock outstanding used to compute basic net loss per share | shares	126,252,622
Weighted average shares of common stock outstanding used to compute diluted net loss per share | shares	126,252,622
Basic net loss per share | $ / shares	$ (0.44)
Diluted net loss per share | $ / shares	$ (0.44)
PRIVETERRA ACQUISITION CORP.
Operating costs	$ 1,935,943
Loss from operations	(1,935,943)
Other (expense) income
Unrealized change in fair value of warrants	10,712,133
Offering costs allocated to warrant liabilities	(655,046)
Interest earned on investments held in Trust Account	79,687
Total other (loss) income, net	10,136,774
Loss before taxes	8,200,831
Net (loss) income	$ 8,200,831
PRIVETERRA ACQUISITION CORP. | Class A Common Stock
Other (expense) income
Weighted average shares of common stock outstanding used to compute basic net loss per share | shares	24,499,726
Basic net loss per share | $ / shares	$ 0.26
PRIVETERRA ACQUISITION CORP. | Class B common stock
Other (expense) income
Weighted average shares of common stock outstanding used to compute basic net loss per share | shares	6,806,301
Weighted average shares of common stock outstanding used to compute diluted net loss per share | shares	6,806,301
Basic net loss per share | $ / shares	$ 0.26
Diluted net loss per share | $ / shares	$ 0.26